RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	0.50%
Accrued Management Fees	$ 19,067,284	$ 29,275,035
Debt Instrument, Decrease, Forgiveness	5,403,788	1,070,891
Series Forty Four [Member]
Related Party Transaction [Line Items]
Proceeds from Collection of Advance From An Affiliate	$ 15,396	14,185
Series Forty Five [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate		54,659
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Repayment Of Advance From Affiliate		$ 220,455